Long term incentive plan	12 Months Ended
Jun. 30, 2022
15. Long term incentive plan

15. Long term incentive plan

The Company’s long term incentive plan (the “LTIP plan”) is restricted to a maximum of 10% of the issued and outstanding common shares. Under the LTIP plan, the Company may grant securities-based incentives including stock options and restricted share units (“RSUs”) to directors, officers, employees, and consultants. The Board of Directors administers the plan and determines the vesting and terms of each grant.

Stock Options

The Company determined the fair value of stock options using the Black-Scholes option valuation model, which has several inputs including the market price, the exercise price, compound risk free interest rate, annualized volatility, and the number of periods until expiration. The fair value is recorded in equity and expensed through profit and loss over the vesting period. Each stock option entitles the holder to purchase one common share of the Company at the respective exercise price prior to, or on, its expiration date.

As of June 30, 2022, the Company had 1,910,000 stock options outstanding (June 30, 2021: 2,780,000) with a weighted average expiration of 1.74 years (June 30, 2021: 2.15), which are exercisable into 1,910,000 common shares (June 30, 2021: 2,780,000) at a weighted average exercise price of USD$2.17 (June 30, 2021: USD$1.73). All the outstanding stock options vested on their respective grant dates.

			As at				As at
Award & Vesting	Expiration	Exercise	June 30,				June 30,
Date	Date	Price	2021	Awarded	Cancelled	Exercised	2022
June 9, 2017	June 9, 2022	USD $0.66	900,000	-	(25,000)	(875,000)	-
March 26, 2019	March 26, 2024	CAD $1.00	580,000	-	-	-	580,000
March 19, 2021	March 19, 2024	CAD $3.60	1,300,000	-	-	-	1,300,000
May 11, 2022	May 11, 2025	CAD $2.50	-	30,000	-	-	30,000
Totals			2,780,000	30,000	(25,000)	(875,000)	1,910,000

The following stock options were granted during the year ended June 30, 2022:

(a)

On May 11, 2022, the Company granted 30,000 stock options exercisable at a price of CAD$2.50 for a period of three years. The options were valued at $43,050 using the Black-Scholes pricing model based on a risk-free rate of 2.74%, a term of 3 years, volatility of 128% and a market price of $1.93 (CAD$2.50). These stock options vested on the grant date.

			As at				As at
Award & Vesting	Expiration	Exercise	June 30,				June 30,
Date	Date	Price	2020	Awarded	Cancelled	Exercised	2021
December 22, 2015	December 22, 2020	USD $0.56	630,001	-	(557,826)	(72,175)	-
June 9, 2017	June 9, 2022	USD $0.66	1,810,000	-	(470,000)	(440,000)	900,000
March 26, 2019	March 26, 2024	CAD $1.00	1,185,000	-	(315,000)	(290,000)	580,000
March 19, 2021	March 19, 2024	CAD $3.60	-	1,300,000	-	-	1,300,000
Totals			3,625,001	1,300,000	(1,342,826)	(802,175)	2,780,000

The following stock options were granted during the year ended June 30, 2021:

(a)

On March 19, 2021, the Company granted 1,300,000 stock options exercisable at a price of CAD$3.60 for a period of three years. The options were valued at $2,777,404 using the Black-Scholes pricing model based on a risk-free rate of 0.53%, a term of 3 years, volatility of 130% and a market price of $2.88 (CAD$3.60). These stock options vested on the grant date.

Restricted share units (RSUs)

The fair value of RSUs is based on the grant-day intrinsic value of the shares that are expected to vest by the vesting date. Each RSU entitles the holder to receive a common share of the Company prior to, or on, its expiration date subject to achieving the performance criterion (“milestone”) prior to, or on, its vesting date. The fair value is recorded in equity and expensed through profit and loss over the expected vesting period and is subject to remeasurement at the end of each reporting period based on the probability of achieving the milestone and adjustments for potential forfeitures.

As of June 30, 2022, the Company had 270,000 RSUs issued and outstanding (June 30, 2021: 475,000) which entitle the holders to receive 270,000 common shares (June 30, 2021: 475,000) for no additional consideration but are subject to satisfying their respective vesting conditions. The RSUs have a weighted average until vesting of 0.38 years (June 30, 2021: 0.86) and weighted average until expiration of 1.00 years (June 30, 2021: 1.40). A total of $342,880 (2021: $468,844) was expensed as share-based compensation related to vesting or cancellation of RSUs

			As at				As at
Grant	Vesting	Expiration	June 30,				June 30,
Date	Date	Date	2021	Awarded	Cancelled	Converted	2022
Vesting condition - Employment on vesting date:
March 19, 2021	December 31, 2022	June 30, 2023	200,000	-	-	-	200,000
May 11, 2022	July 14, 2022	June 30, 2023	-	40,000	-	-	40,000
Vesting condition - Milestone achieved on vesting date:
March 19, 2021	June 30, 2022	December 31, 2022	125,000	-	(125,000)	-	-
March 19, 2021	May 17, 2021	December 31, 2021	150,000	-	-	(150,000)	-
May 11, 2022	July 14, 2022	June 30, 2023	-	30,000	-	-	30,000
Totals			475,000	70,000	(125,000)	(150,000)	270,000

The following RSUs were granted during the year ended June 30, 2022:

(a)

On May 11, 2022, the Company granted 40,000 RSUs with a vesting date of July 14, 2022, whereby the holder will receive 40,000 common shares subject to achieving certain milestones on the vesting date. The grant date fair value was estimated at $77,230 based on a grant-date market price of $1.93 (CAD$2.50).

(b)

On May 11, 2022, the Company granted 30,000 RSUs with a vesting date of July 14, 2022, whereby the holder will receive 30,000 common shares subject to being employed on the vesting date. These RSUs vested on July 14, 2022. The grant date fair value was estimated at $57,922 based on a grant-date market price of $1.93 (CAD$2.50).

The following occurred during the year ended June 30, 2022:

(a)	A total of 125,000 RSUs did not satisfy their vesting conditions and were cancelled.

(b)

A total of 150,000 RSUs satisfied their vesting conditions whereby 123,518 were converted into common shares and 26,482 were forfeited to cover payroll deductions owed to the Company by the recipient resulting in a reduction of capital of $70,190.

			As at				As at
Grant	Vesting	Expiration	June 30,				June 30,
Date	Date	Date	2020	Awarded	Cancelled	Converted	2021
Vesting condition - Employment on vesting date:
March 19, 2021	December 31, 2022	June 30, 2023	-	200,000	-	-	200,000
Vesting condition - Milestone achieved on vesting date:
December 29, 2020	February 7, 2021	February 19,2021	-	172,481	-	(172,481)	-
December 29, 2020	February 7, 2021	August 19, 2021	-	172,481	-	(172,481)	-
December 29, 2020	February 7, 2021	February 19, 2022	-	172,481	-	(172,481)	-
March 19, 2021	June 30, 2022	December 31, 2022	-	125,000	-	-	125,000
March 19, 2021	May 17, 2021	December 31, 2021	-	150,000	-	-	150,000
Totals			-	992,443	-	(517,443)	475,000

The following RSUs were granted during the year ended June 30, 2021:

(a)

On December 29, 2020, the Company granted 517,443 RSUs with variable vesting dates subject to achieving certain milestones prior to expiration whereby 33.33% was set to expire on each of Feb 16, 2021, August 16, 2021, and Feb 16, 2022. The fair value was estimated at $364,852 based on a grant-date market price of CAD$0.90 (USD$0.71).

(b)	On March 19, 2021, the Company granted the following RSUs:

a.

200,000 RSUs with a vesting date of December 31, 2022, whereby the holders will receive 200,000 common shares subject to achieving the vesting condition of being employees or consultants of the Company on the vesting date. The grant date fair value was estimated at $575,352 based on a grant-date market price of $2.88 (CAD$3.60).

b.

125,000 RSUs with a vesting date of June 30, 2023, whereby the holders will receive 125,000 common shares subject to achieving the milestone vesting conditions by the vesting date. The grant date fair value was estimated at $359,595 based on a grant-date market price of $2.88 (CAD$3.60).

c.

150,000 RSUs with a vesting date of May 17, 2021, whereby the holders will receive 150,000 common shares subject to achieving the milestone vesting condition by the vesting date. The grant date fair value was estimated at $431,514 based on the grant-date market price of $2.88 (CAD$3.60).

The following occurred during the year ended June 30, 2021:

(a)  A total of 517,443 RSUs satisfied their vesting conditions whereby 517,443 were converted into common shares.